Note 9 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

9.           Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets and are summarized as follows:

	2012	2011
Goodwill	$3,764,314	$3,764,314
Core deposits intangible	1,393,228	1,661,195
Total	$5,157,542	$5,425,509

Amortization expense of intangible assets was $267,967 for the year ended December 31, 2012 and $210,154 for the year ended December 31, 2011.

Scheduled amortization of the core deposits intangible is as follows:

2013	$267,967
2014	258,054
2015	231,255
2016	231,255
2017	231,255
Thereafter	173,442
$1,393,228